Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2021	2022	2023	2021	2022	2023
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$14,411	$8,670	$8,612	$14,411	$8,670	$8,612
Deposits and other receivables
Deposits	451	436	431	451	436	431
Other financial assets
Long-term investments	357	337	360	357	337	360
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	142	74	—	142	74
Cash, cash equivalents and short-term investments	4,835	10,671	5,705	4,835	10,671	5,705
Total financial assets	$20,054	$20,256	$15,182	$20,054	$20,256	$15,182
Total current	$19,246	$19,483	$14,391	$19,246	$19,483	$14,391
Total non-current	$808	$773	$791	$808	$773	$791
Financial liabilities:
Lease liability	4,620	3,569	3,116	4,620	3,569	3,116
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	9,518	7,723	9,544	9,518	7,723	9,544
Convertible debt	36,373	43,455	52,278	36,493	42,636	52,111
Unsecured related party loan	—	—	8,922	—	—	8,922
Government loans	6,001	5,171	4,337	6,001	5,171	4,337
Research project financing	3,868	3,383	2,489	3,868	3,383	2,489
Convertible debt embedded derivative	10,081	3,203	3	10,081	3,203	3
Trade and other payables (current and non current)	14,880	11,130	16,281	14,880	11,130	16,281
Financial instruments at fair value through other comprehensive income
Cash flow hedges	50	—	—	50	—	—
Total financial liabilities	$85,391	$77,634	$96,970	$85,511	$76,815	$96,803
Total current	$27,631	$21,556	$92,484	$27,631	$21,556	$92,317
Total non-current	$57,760	$56,078	$4,486	$57,880	$55,259	$4,486

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2021	2022	2023	2021	2022	2023
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$14,411	$8,670	$8,612	$14,411	$8,670	$8,612
Deposits and other receivables
Deposits	451	436	431	451	436	431
Other financial assets
Long-term investments	357	337	360	357	337	360
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	142	74	—	142	74
Cash, cash equivalents and short-term investments	4,835	10,671	5,705	4,835	10,671	5,705
Total financial assets	$20,054	$20,256	$15,182	$20,054	$20,256	$15,182
Total current	$19,246	$19,483	$14,391	$19,246	$19,483	$14,391
Total non-current	$808	$773	$791	$808	$773	$791
Financial liabilities:
Lease liability	4,620	3,569	3,116	4,620	3,569	3,116
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	9,518	7,723	9,544	9,518	7,723	9,544
Convertible debt	36,373	43,455	52,278	36,493	42,636	52,111
Unsecured related party loan	—	—	8,922	—	—	8,922
Government loans	6,001	5,171	4,337	6,001	5,171	4,337
Research project financing	3,868	3,383	2,489	3,868	3,383	2,489
Convertible debt embedded derivative	10,081	3,203	3	10,081	3,203	3
Trade and other payables (current and non current)	14,880	11,130	16,281	14,880	11,130	16,281
Financial instruments at fair value through other comprehensive income
Cash flow hedges	50	—	—	50	—	—
Total financial liabilities	$85,391	$77,634	$96,970	$85,511	$76,815	$96,803
Total current	$27,631	$21,556	$92,484	$27,631	$21,556	$92,317
Total non-current	$57,760	$56,078	$4,486	$57,880	$55,259	$4,486

Disclosure of Fair Value of Financial Instruments
As at December 31, 2021, the Company held the following financial instruments carried at fair value on the statement of financial position:

Assets measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$357	—	$357	—
Liabilities measured at fair value

	At December 31,
	2021	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$10,081	—	$10,081	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	50		50
As at December 31, 2022, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	142		142
Liabilities measured at fair value

	At December 31,
	2022	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	$3,203	—	$3,203	—
As of December 31, 2023, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	360	—	360	—
Financial instruments at fair value through profit and loss:
Cash flow hedge	74	—	74	—
Liabilities measured at fair value

	At December 31,
	2023	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	3	—	3	—

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2023, 2022 and 2021.

	At December 31, 2021
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€5,000	$(50)
Options (buy euros, sell U.S. dollars)	—	—
Total	€5,000	$(50)

	At December 31, 2022
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$142
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$142

	At December 31, 2023
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,000	$74
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,000	$74

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2023	2022	2021	2023	2022	2021
A	China	56%	33%	—%	3,411,000	3,375,000	—
B	Japan	16%	11%	13%	18,000	—	7,736,000
C	Germany	Less than 10%	24%	Less than 10%	—	3,585,000	3,652,000
D	America	—%	14%	23%	—	—	1,800,000
E	Taiwan	Less than 10%	Less than 10%	23%	26,000	—	545,000
F	China	Less than 10%	Less than 10%	14%	945,000	169,500	203,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2021
Research project financing	$1,057	$1,042	$1,684	$—	$—	$—	$3,783
Interest-bearing receivables financing	9,518	—	—	—	—	—	9,518
Government loans	1,240	1,573	1,483	1,452	714	—	6,462
Convertible debt	—	—	54,623	—	—	—	54,623
Lease liabilities	1,238	1,043	965	1,052	322	—	4,620
Trade payables	13,916	171	1,477	—	—	—	15,564
Other current liabilities	9,180	—	—	—	—	—	9,180
	$36,149	$3,829	$60,232	$2,504	$1,036	$—	$103,750
At December 31, 2022
Research project financing	$1,237	$1,683	$146	$221	$—	$—	$3,287
Interest-bearing receivables financing	7,723	—	—	—	—	—	7,723
Government loans	1,534	1,397	1,367	673	—	—	4,971
Convertible debt (1)	—	54,348	—	—	—	—	54,348
Lease liabilities	1,291	930	1,025	323	—	—	3,569
Trade payables	9,342	2,235	—	—	—	—	11,577
Other current liabilities	8,278	—	—	—	—	—	8,278
	$29,405	$60,593	$2,538	$1,217	$—	$—	$93,753
At December 31, 2023
Research project financing	$2,057	$113	$165	$207	$—	$—	$2,542
Interest-bearing receivables financing	9,544	—	—	—	—	—	9,544
Government loans	1,791	1,414	695	—	—	—	3,900
Convertible debt	52,278	—	—	—	—	—	52,278
Unsecured related party loan	8,922	—	—	—	—	—	8,922
Lease liabilities	1,471	1,102	387	61	70	25	3,116
Trade payables	16,281	—	—	—	—	—	16,281
Other current liabilities	8,899	—	—	—	—	—	8,899
	$101,243	$2,629	$1,247	$268	$70	$25	$105,482

Schedule of Financial Liabilities

(in thousands)	January 1, 2021	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2021
Government grant advances and loans	$15,070	592	(449)	427	—	(80)	$15,560
Convertible debt	$26,074	27,957	—	6,193	(16,008)	(12,713)	$36,373
Venture debt	$8,276	(8,743)	180	819	—	(532)	$—
Lease liabilities	$5,776	$(1,063)	$(297)	$760	—	$(556)	$4,620
Interest-bearing financing of receivables	$14,228	21	(337,000)	282,000	—	(4,676,000)	$9,518
Total	$69,424	18,764	(903)	8,481	(16,008)	(18,557)	$66,071

(in thousands)	January 1, 2022	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2022
Government grant advances and loans	$15,560	406	(365)	266	—	(5,473)	$10,394
Convertible debt	$36,373	—	—	7,762	(671)	(9)	$43,455
Lease liabilities	$4,620	(1,205)	(298)	571	—	(119)	$3,569
Interest-bearing financing of receivables	$9,518	3,046	(1)	254	—	(5,094)	$7,723
Total	$66,071	2,247	(664)	8,853	(671)	(10,695)	$65,141

(in thousands)	January 1, 2023	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2023
Government grant advances and loans	$10,394	(466)	182	225		(2,473)	$7,862
Convertible debt	$43,455			9,152	(247)	(82)	$52,278
Unsecured related party loan	—	9,000	—	127	—	(205)	8,922
Lease liabilities	$3,569	(1,321)	113	479	—	276	$3,116
Interest-bearing financing of receivables	$7,723	1,483	179	234	—	(191)	$9,428
Total	$65,141	8,696	474	10,217	(247)	(2,675)	$81,606
(1) In 2021, 2022 and 2023, Other includes additions in lease liabilities, which are non-cash. In 2021, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year. In 2021, Other includes the impact of the forgiveness of the government grant advance and of the netting of the interest-bearing financing debt with the Research tax credit receivable.